Note 19 - Loss on Sale of Vessels (Details Textual) $ in Thousands			12 Months Ended
	Dec. 10, 2020 USD ($)	Dec. 01, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Proceeds From Sale of Vessels			$ 310,016	$ 0	$ 0
Number of Non-scrubber Fitted Vessels			1
Vessels [Member]
Proceeds From Sale of Vessels			$ 310,016
Sale of Vessel Expense			10,852
Deposit Assets, Total			2,000
Gain (Loss) on Disposition of Property Plant Equipment, Total			12,355
M/T Eco Bel Air [Member]
Deposit Assets, Total			1,000
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ (767)
M/T Eco Beverly Hills [Member]
Deposit Assets, Total			$ 1,000
Gain (Loss) on Disposition of Property Plant Equipment, Total		$ (806)